Segregated Funds	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segregated Funds
Note 23    Segregated Funds
The Company manages a number of segregated funds on behalf of policyholders. Policyholders are provided with the opportunity to invest in different categories of segregated funds that respectively hold a range of underlying investments. The Company retains legal title to the underlying investments; however, returns from these investments belong to the policyholders. Accordingly, the Company does not bear the risk associated with these assets outside of guarantees offered on certain variable life and annuity products. The “Risk Management and Risk Factors” section of the Company’s 2022 MD&A provides information regarding the variable annuity and segregated fund guarantees.
The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2022 and 2021.

Ranges in per cent
Type of fund	2022	2021
Money market funds	2% to 3%	2% to 3%
Fixed income funds	13% to 14%	14% to 15%
Balanced funds	22% to 23%	22% to 23%
Equity funds	61% to 62%	60% to 62%
Money market funds consist of investments that have a term to maturity of less than one year. Fixed income funds primarily consist of investments in fixed grade income securities and may contain smaller investments in diversified equities or high-yield bonds. Relative to fixed income funds, balanced funds consist of fixed income securities and a larger equity investment component. The types of equity funds available to policyholders range from low volatility equity funds to aggressive equity funds. Equity funds invest in a varying mix of Canadian, U.S. and global equities.
The underlying investments of the segregated funds consist of both individual securities and mutual funds (collectively “net assets”), some of which may be structured entities. The carrying value and change in segregated funds net assets are as follows. Fair value related information of segregated funds is disclosed in note 4(g).
Segregated funds net assets

As at December 31,	2022	2021
Investments at market value
Cash and short-term securities	$4,280	$3,955
Debt securities	15,270	18,651
Equities	15,499	16,844
Mutual funds	308,707	354,882
Other investments	4,293	4,613
Accrued investment income	1,680	2,340
Other assets and liabilities, net	(796)	(1,089)
Total segregated funds net assets	$348,933	$400,196
Composition of segregated funds net assets
Held by policyholders	$348,562	$399,788
Held by the Company	371	408
Total segregated funds net assets	$348,933	$400,196
Changes in segregated funds net assets

For the years ended December 31,	2022	2021
Net policyholder cash flows
Deposits from policyholders	$42,427	$44,548
Net transfers to general fund	(1,267)	(732)
Payments to policyholders	(46,333)	(52,182)
	(5,173)	(8,366)
Investment related
Interest and dividends	21,900	24,092
Net realized and unrealized investment gains (losses)	(78,017)	21,549
	(56,117)	45,641
Other
Management and administration fees	(3,886)	(4,115)
Impact of changes in foreign exchange rates	13,913	(773)
	10,027	(4,888)
Net additions (deductions)	(51,263)	32,387
Segregated funds net assets, beginning of year	400,196	367,809
Segregated funds net assets, end of year	$348,933	$400,196
Segregated funds assets may be exposed to a variety of financial and other risks. These risks are primarily mitigated by investment guidelines that are actively monitored by professional and experienced portfolio advisors. The Company is not exposed to these risks beyond the liabilities related to the guarantees associated with certain variable life and annuity products included in segregated funds. Accordingly, the Company’s exposure to loss from segregated fund products is limited to the value of these guarantees.
These guarantees are recorded within the Company’s insurance contract liabilities. Assets supporting these guarantees are recognized in invested assets according to their investment type.